J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.27

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304725144	Sales Price	(redacted)	(redacted)	Tape Value is the Appraisal Value. Review Value is the Sales Price.
(redacted)	304725144	Original Loan to Value	(redacted)	(redacted)	Review Value calculated from the lesser sales price, (redacted). Tape is calculated from the greater appraisal value (redacted).
(redacted)	304725144	Original Combined Loan to Value	(redacted)	(redacted)	Review Value calculated from the lesser sales price, (redacted). Tape is calculated from the greater appraisal value (redacted).
(redacted)	304907192	Property Type	Two Family	Four Family	Subject consists of four units that is located within a PUD as per the appraisal. Source of Tape Value is unknown.
(redacted)	304907192	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), non-material variance is due to rounding. Source of Tape Value is unknown.
(redacted)	305027277	Sales Price	(redacted)	(redacted)	Tape Value contains a typographical error. Review Value is the sales prices as per the purchase contract.
(redacted)	305027277	Original Loan to Value	(redacted)	(redacted)	Approved LTV (redacted), no variance. Source of Tape Value is unknown.
(redacted)	305027277	Original Combined Loan to Value	(redacted)	(redacted)	Approved CLTV (redacted), no variance. Source of Tape Value is unknown.
(redacted)	305027277	Total Debt to Income Ratio	(redacted)	(redacted)	Variance < (redacted) is non-material.
(redacted)	305027277	QM/ATR Designation	Not Covered / Exempt	QM (APOR) / Non-HPML	Source of Tape Value is unknown.
(redacted)	305024514	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), non-material variance is due to rounding. Source of Tape Value is unknown.
(redacted)	305031326	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Tape Value source is unknown. No DSCR calculator in file. Review applied (redacted) expense factor per appraisal for the property management expenses, as required per guidelines.
(redacted)	305031325	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Tape Value source is unknown. No DSCR calculator in file. Review applied (redacted) expense factor per appraisal for the property management expenses, as required per guidelines.
(redacted)	305031328	Escrow Impounds?	No	Yes	Loan is escrowed per Settlement Statement and First Payment Letter.
(redacted)	305031328	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Tape Value source is unknown. No DSCR calculator in file. Review applied (redacted) expense factor per appraisal for the property management expenses, as required per guidelines.
(redacted)	305031327	Appraised Value	(redacted)	(redacted)	Lender used the lesser BPO value of (redacted) for qualification as opposed to the actual appraisal value of (redacted).
(redacted)	305031327	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Tape Value source is unknown. No DSCR calculator in file. Review applied (redacted) expense factor per appraisal for the property management expenses, as required per guidelines.
(redacted)	305071750	Property Type	Single Family - Detached	Single Family - Attached	The appraisal confirms the property is attached townhouse.
(redacted)	305071750	Prepayment Penalty Clause?	0.0	No	Note and Lock confirm no prepayment penalty.
(redacted)	305071750	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Source of Tape Value is unknown. Review Value calculated using the lesser market rent and PITI. Minimum Required (redacted).
(redacted)	305065553	Prepayment Penalty Clause?	0.0	No	Note and Lock confirm no prepayment penalty.
(redacted)	305065553	Total Debt to Income Ratio	(redacted)	(redacted)	Source of tape is unknown. Approved DTI (redacted), no variance.
(redacted)	305065553	Appraised Value	(redacted)	(redacted)	Tape Value is sales price. Review Value is the appraisal value.
(redacted)	305073543	Prepayment Penalty Clause?	0.0	No	Note and Lock confirm no prepayment penalty.
(redacted)	305073543	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Source of Tape Value is unknown. Review Value calculated using the lesser market rent and PITI. Minimum Required (redacted).